Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Basic Earnings Per Common Share
Net income attributable to bank shareholders		$ 7,318	$ 4,425
Dividends on preferred shares and distributions on other equity instruments		(386)	(331)
Net income available to common shareholders		$ 6,932	$ 4,094
Weighted-average number of common shares outstanding		727,738,000	709,364,000
Basic earnings per common share		$ 9.52	$ 5.77
Diluted Earnings Per Common Share
Net income available to common shareholders		$ 6,932	$ 4,094
Weighted-average number of common shares outstanding		727,738,000	709,364,000
Effect of dilutive instruments
Stock options potentially exercisable	[1]	3,556,000	4,440,000
Common shares potentially repurchased		(2,759,000)	(3,289,000)
Weighted-average number of diluted common shares outstanding		728,535,000	710,515,000
Diluted earnings per common share		$ 9.51	$ 5.76

[1]	In computing diluted earnings per common share, we excluded average stock options outstanding of 3,220,995 with a weighted-average exercise price of $130.33 for the year ended October 31, 2024 (2,204,402 with a weighted-average exercise price of $135.69 for the year ended October 31, 2023), as the average share price in each of the two years did not exceed the exercise price.